Leases - Summary of Operating Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 785	$ 1,008
Right-of-use assets obtained in exchange for lease liabilities	0	1,673
Right-of-use assets and lease liabilities extinguished upon termination of lease, net of gain	0	108
Short-term variable lease expenses	$ 52	$ 202